SUBSEQUENT EVENTS Subsequent Events (Details)			2 Months Ended	3 Months Ended			12 Months Ended
	Aug. 20, 2015 USD ($) $ / shares	Jun. 25, 2015 USD ($) Restaurants	Aug. 21, 2015 USD ($) shares	Jun. 24, 2015 USD ($) restaurant	Mar. 25, 2015 USD ($)	Sep. 24, 2014 USD ($)	Jun. 24, 2015 USD ($) restaurant $ / shares	Jun. 25, 2014 USD ($) $ / shares	Jun. 26, 2013 USD ($) $ / shares
Subsequent Event [Line Items]
Number of Restaurants | restaurant				1,629			1,629
Payments for Repurchase of Common Stock							$ 306,255,000	$ 239,597,000	$ 333,384,000
Dividends per share | $ / shares							$ 1.12	$ 0.96	$ 0.80
Increase in share repurchase program						$ 350,000,000
Stock repurchase program, total authorization of shares to be repurchased				$ 3,935,000,000			$ 3,935,000,000
Treasury Stock [Member]
Subsequent Event [Line Items]
Treasury Stock, Shares, Acquired | shares			766,000
Payments for Repurchase of Common Stock			$ 44,000,000
Shares Paid for Tax Withholding for Share Based Compensation | shares			74,000
Payments Related to Tax Withholding for Share-based Compensation			$ 4,100,000
Increase in share repurchase program	$ 250,000,000
Stock repurchase program, total authorization of shares to be repurchased	$ 4,185,000,000
Acquisition of Chili's restaurants [Member]
Subsequent Event [Line Items]
Business Acquisition, Date of Acquisition Agreement		Jun. 25, 2015
Number of Restaurants | Restaurants		103
Payments to Acquire Businesses, Gross		$ 106,500,000
Average annual revenue per acquired restaurant		2,600,000
Average annual royalty revenues lost per acquired restaurant		$ 104,000
Dividend Declared [Member]
Subsequent Event [Line Items]
Dividends per share | $ / shares	$ 0.32
March 2015 Revised Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Proceeds from Lines of Credit				$ 38,000,000.0	$ 345,800,000.0
March 2015 Revised Revolving Credit Facility [Member] | March 2015 Revised Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Proceeds from Lines of Credit			$ 135,500,000.0